Schedule of federal and state income tax rate (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Income Tax Disclosure [Abstract]
(Loss) before recovery of income taxes	$ (3,638,465)	$ (4,102,659)
Expected income tax (recovery) expense	(964,193)	(1,087,200)
Non-deductible expenses	265,113	112,110
Share issuance cost booked directly to equity	(129,125)	(219,330)
Valuation Allowance	828,205	1,194,420
Income tax expense (recovery)